Pension and Other Postretirement Employee Benefit Plans	6 Months Ended
Jun. 30, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
PENSION AND OTHER POSTRETIREMENT EMPLOYEE BENEFIT PLANS
For a discussion of JPMorgan Chase’s pension and other postretirement employee benefit (“OPEB”) plans, see Note 9 on pages 201–210 of JPMorgan Chase’s 2010 Annual Report.
The following table presents the components of net periodic benefit cost reported in the Consolidated Statements of Income for the Firm’s U.S. and non-U.S. defined benefit pension, defined contribution and OPEB plans.

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$6	$—	$1
Interest cost on benefit obligations	113	117	35	77	13	13
Expected return on plan assets	(197)	(185)	(36)	(75)	(22)	(24)
Amortization:
Net loss	41	56	12	13	—	—
Prior service cost/(credit)	(11)	(11)	(1)	—	(2)	(4)
Net periodic defined benefit cost	8	35	19	21	(11)	(14)
Other defined benefit pension plans(a)	4	3	5	1	NA	NA
Total defined benefit plans	12	38	24	22	(11)	(14)
Total defined contribution plans	89	84	65	67	NA	NA
Total pension and OPEB cost included in compensation expense	$101	$122	$89	$89	$(11)	$(14)

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Six months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$124	$116	$18	$13	$—	$1
Interest cost on benefit obligations	226	234	68	63	26	28
Expected return on plan assets	(395)	(371)	(72)	(62)	(44)	(48)
Amortization:
Net loss	82	112	24	27	—	—
Prior service cost/(credit)	(21)	(22)	(1)	—	(4)	(7)
Net periodic defined benefit cost	16	69	37	41	(22)	(26)
Other defined benefit pension plans(a)	11	7	9	5	NA	NA
Total defined benefit plans	27	76	46	46	(22)	(26)
Total defined contribution plans	167	147	143	132	NA	NA
Total pension and OPEB cost included in compensation expense	$194	$223	$189	$178	$(22)	$(26)

(a)	Includes various defined benefit pension plans which are individually immaterial.
The fair values of plan assets for the U.S. defined benefit pension and OPEB plans and for the material non-U.S. defined benefit pension plans were $12.5 billion and $2.9 billion, respectively, as of June 30, 2011, and $12.2 billion and $2.6 billion, respectively, as of December 31, 2010. See Note 20 on page 166 of this Form 10-Q for further information on unrecognized amounts (i.e., net loss and prior service costs/(credit)) reflected in AOCI for the six-month periods ended June 30, 2011 and 2010.
The amount of potential 2011 contributions to the U.S. qualified defined benefit pension plans, if any, is not determinable at this time. For the full year 2011, the cost of funding benefits under the Firm’s U.S. non-qualified defined benefit pension plans is expected to total $42 million. The 2011 contributions to the non-U.S. defined benefit pension and OPEB plans are expected to be $166 million and $2 million, respectively.